Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [abstract]
Tax losses and deductible temporary differences for which no deferred tax assets recognized	$ 735
Temporary differences associated with investments in subsidiaries and equity-accounted investees, for which deferred tax liabilities have not been recognized	8,911	$ 9,183
Net decrease in unrecognized deferred tax assets	$ 20